Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	₩ 97,917	₩ 70,205
Increase	17,683	48,924
Utilization	(15,690)	(20,342)
Reversal	(15,229)	(913)
Other	45	43
Ending balance	84,726	97,917
Current	52,057	66,227
Non-current	32,669	31,690
Provision for installment of handset subsidy [Member]
Disclosure of other provisions [line items]
Beginning balance	24,710	5,670
Increase	2	37,530
Utilization	(8,898)	(18,490)
Reversal	(11,940)
Ending balance	3,874	24,710
Current	3,874	19,939
Non-current		4,771
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	64,679	59,954
Increase	12,066	6,677
Utilization	(2,517)	(1,082)
Reversal	(1,006)	(913)
Other	45	43
Ending balance	73,267	64,679
Current	40,598	37,760
Non-current	32,669	26,919
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	2,788	1,477
Increase	4,663	1,480
Utilization	(518)	(169)
Reversal	(2,283)
Ending balance	4,650	2,788
Current	4,650	2,788
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	5,740	3,104
Increase	952	3,237
Utilization	(3,757)	(601)
Ending balance	2,935	5,740
Current	₩ 2,935	₩ 5,740